UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

AMG FUNDS

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300,

Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300,

Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: February 28th

Date of reporting period: MAY 31, 2016 (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Systematic Large Cap Value Fund

Schedule of Portfolio Investments (unaudited)

May 31, 2016

	Shares	Value
Common Stocks—98.6%
Consumer Discretionary—9.2%
Burlington Stores, Inc.*	6,850	$413,466
CBS Corp., Class B	7,355	405,996
Darden Restaurants, Inc.	3,465	235,031
Foot Locker, Inc.	4,770	266,738
McDonald’s Corp.	1,550	189,193
MGM Resorts International*	29,215	667,563
Newell Rubbermaid, Inc.	5,020	239,404
PVH Corp.	6,400	600,320
Target Corp.	5,910	406,490
TEGNA, Inc.	10,290	236,258
Whirlpool Corp.	1,370	239,229
Total Consumer Discretionary		3,899,688
Consumer Staples—2.3%
ConAgra Foods, Inc.	11,480	524,636
Walgreens Boots Alliance, Inc.	5,655	437,697
Total Consumer Staples		962,333
Energy—14.7%
Apache Corp.	13,565	775,104
Chevron Corp.	5,715	577,215
Devon Energy Corp.	21,100	761,499
Halliburton Co.	4,995	210,689
Hess Corp.	18,210	1,091,325
Newfield Exploration Co.*	9,185	374,472
Schlumberger, Ltd.	7,390	563,857
Suncor Energy, Inc.	24,685	682,540
Tesoro Corp.	2,450	191,296
Valero Energy Corp.	18,335	1,002,924
Total Energy		6,230,921
Financials—26.4%
Alexandria Real Estate Equities, Inc.	2,770	268,413
The Allstate Corp.	8,090	546,156
American Express Co.	3,605	237,065
Bank of America Corp.	98,675	1,459,403
CBRE Group, Inc., Class A*	13,725	409,691
Citigroup, Inc.	23,580	1,098,121
E*TRADE Financial Corp.*	26,825	748,149
Invesco, Ltd.	11,280	354,192
JPMorgan Chase & Co.	23,403	1,527,514
KeyCorp	42,895	549,914

	Shares	Value
Lazard, Ltd., Class A	4,640	$163,235
Lincoln National Corp.	5,645	258,823
MetLife, Inc.	18,515	843,358
The PNC Financial Services Group, Inc.	10,050	901,887
SL Green Realty Corp.	4,925	499,198
Synchrony Financial*	9,445	294,684
Voya Financial, Inc.	9,235	303,462
Wells Fargo & Co.	14,625	741,780
Total Financials		11,205,045
Health Care—15.2%
AbbVie, Inc.	6,610	415,967
Aetna, Inc.	9,585	1,085,310
Amgen, Inc.	3,490	551,246
Boston Scientific Corp.*	10,500	238,455
Centene Corp.*	6,905	430,527
Gilead Sciences, Inc.	3,385	294,698
Johnson & Johnson	6,230	702,059
Merck & Co., Inc.	15,685	882,438
Mylan N.V.*	10,535	456,587
Pfizer, Inc.	28,955	1,004,738
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	7,470	387,469
Total Health Care		6,449,494
Industrials—8.0%
Alaska Air Group, Inc.	2,390	158,696
AMERCO	835	314,511
American Airlines Group, Inc.	13,805	440,518
Eaton Corp. PLC	4,510	277,951
General Electric Co.	33,190	1,003,334
Southwest Airlines Co.	13,240	562,435
Stanley Black & Decker, Inc.	3,215	363,874
United Continental Holdings, Inc.*	5,895	265,806
Total Industrials		3,387,125
Information Technology—11.3%
Activision Blizzard, Inc.	5,225	205,134
Alphabet, Inc., Class C*	418	307,531
Applied Materials, Inc.	18,085	441,636
Broadcom, Ltd.	2,325	358,887
Cisco Systems, Inc.	28,185	818,774
First Solar, Inc.*	4,005	198,848
Global Payments, Inc.	5,990	465,363

AMG Systematic Large Cap Value Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology—11.3% (continued)
Lam Research Corp.[1]	7,315	$605,755
Microsoft Corp.	17,470	925,910
Western Digital Corp.	5,950	276,913
Xilinx, Inc.	4,285	203,066
Total Information Technology		4,807,817
Materials—6.9%
Air Products & Chemicals, Inc.	1,425	203,262
Albemarle Corp.	7,810	613,085
Celanese Corp., Series A	3,720	262,186
The Dow Chemical Co.	11,495	590,383
Freeport-McMoRan, Inc.[1]	17,815	197,390
LyondellBasell Industries N.V., Class A	4,085	332,356
Nucor Corp.	10,865	527,061
WestRock Co.	4,810	190,524
Total Materials		2,916,247
Telecommunication Services—2.4%
AT&T, Inc.	4,420	173,043
Level 3 Communications, Inc.*	10,805	582,930
Verizon Communications, Inc.	5,610	285,549
Total Telecommunication Services		1,041,522
Utilities—2.2%
Exelon Corp.	17,855	611,891

	Shares	Value
NRG Energy, Inc.	20,555	$336,691
Total Utilities		948,582
Total Common Stocks (cost $37,564,360)		41,848,774

	Principal Amount
Short-Term Investments—2.8%
Repurchase Agreements—1.5%[2]
Cantor Fitzgerald Securities, Inc., dated 05/31/16, due 06/01/16, 0.340%, total to be received $618,738 (colleteralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 06/15/16 - 04/20/66, totaling $631,107)	$618,732	618,732

	Shares
Other Investment Companies—1.3%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.37%	566,395	566,395
Total Short-Term Investments (cost $1,185,127)		1,185,127
Total Investments—101.4% (cost $38,749,487)		43,033,901
Other Assets, less Liabilities—(1.4)%		(573,482)
Net Assets—100.0%		$42,460,419

AMG Systematic Mid Cap Value Fund

Schedule of Portfolio Investments (unaudited)

May 31, 2016

	Shares	Value
Common Stocks—99.2%
Consumer Discretionary—10.5%
CBS Corp., Class B	25,305	$1,396,836
KB Home[1]	114,520	1,596,409
MGM Resorts International*	149,380	3,413,333
Newell Rubbermaid, Inc.	86,675	4,133,531
PVH Corp.	41,456	3,888,573
Royal Caribbean Cruises, Ltd.	10,831	838,211
TEGNA, Inc.	100,570	2,309,087
Wyndham Worldwide Corp.	15,265	1,028,708
Total Consumer Discretionary		18,604,688
Consumer Staples—3.5%
ConAgra Foods, Inc.	31,670	1,447,319
The JM Smucker Co.	6,780	875,637
Pinnacle Foods, Inc.	90,095	3,795,702
Total Consumer Staples		6,118,658
Energy—10.4%
Devon Energy Corp.	88,085	3,178,988
Energen Corp.	66,235	3,154,111
Hess Corp.	54,980	3,294,951
Nabors Industries, Ltd.	144,630	1,359,522
Newfield Exploration Co.*	52,760	2,151,025
Precision Drilling Corp.	352,300	1,659,333
Superior Energy Services, Inc.	110,320	1,901,917
Tesoro Corp.	22,520	1,758,362
Total Energy		18,458,209
Financials—26.9%
Alexandria Real Estate Equities, Inc.	28,185	2,731,127
The Allstate Corp.	22,215	1,499,735
CBRE Group, Inc., Class A*	152,440	4,550,334
Cousins Properties, Inc.	145,360	1,561,166
DuPont Fabros Technology, Inc.	17,638	746,264
E*TRADE Financial Corp.*	196,935	5,492,517
Endurance Specialty Holdings, Ltd.	31,525	2,141,178
EPR Properties	9,705	691,772
Invesco, Ltd.	106,877	3,355,938
KeyCorp	311,965	3,999,391
Lazard, Ltd., Class A1	47,315	1,664,542
Liberty Property Trust	45,825	1,710,189
Regions Financial Corp.	116,580	1,145,981
SL Green Realty Corp.	38,265	3,878,540

	Shares	Value
Sterling Bancorp	145,055	$2,387,605
Sunstone Hotel Investors, Inc.	169,435	2,039,997
Synchrony Financial*	125,695	3,921,684
Voya Financial, Inc.	123,250	4,049,995
Total Financials		47,567,955
Health Care—7.9%
AmSurg Corp.*	46,045	3,443,706
Boston Scientific Corp.*	186,635	4,238,481
Centene Corp.*	45,670	2,847,525
Charles River Laboratories International, Inc.*	24,895	2,139,227
Dentsply Sirona, Inc.	20,990	1,304,738
Total Health Care		13,973,677
Industrials—9.1%
AerCap Holdings N.V.*	41,839	1,635,487
Alaska Air Group, Inc.	28,695	1,905,348
Allison Transmission Holdings, Inc.	52,629	1,478,349
Eaton Corp. PLC	21,722	1,338,727
Ingersoll-Rand PLC	19,790	1,322,170
ITT, Inc.	97,035	3,445,713
KBR, Inc.	204,035	2,968,709
Owens Corning	21,275	1,086,514
Stanley Black & Decker, Inc.	8,839	1,000,398
Total Industrials		16,181,415
Information Technology—11.1%
Activision Blizzard, Inc.	26,624	1,045,258
Applied Materials, Inc.	133,780	3,266,908
Coherent, Inc.*	12,400	1,173,288
CoreLogic, Inc.*	21,340	795,342
First Solar, Inc.*	20,725	1,028,996
Global Payments, Inc.	31,230	2,426,259
Lam Research Corp.[1]	29,425	2,436,684
Microsemi Corp.*	55,500	1,877,565
Nuance Communications, Inc.*	91,380	1,527,874
Qorvo, Inc.*	26,235	1,337,198
VeriFone Systems, Inc.*	51,195	1,351,548
Xilinx, Inc.	28,520	1,351,563
Total Information Technology		19,618,483
Materials—8.5%
Albemarle Corp.	19,240	1,510,340
Berry Plastics Group, Inc.*	81,261	3,182,993
Celanese Corp., Series A	46,245	3,259,348

AMG Systematic Mid Cap Value Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials—8.5% (continued)
Freeport-McMoRan, Inc.[1]	153,930	$1,705,544
International Paper Co.	69,170	2,916,207
Nucor Corp.	51,036	2,475,756
Total Materials		15,050,188
Telecommunication Services—3.4%
Level 3 Communications, Inc.*	112,439	6,066,084
Utilities—7.9%
Ameren Corp.	15,070	746,719
Black Hills Corp.[1]	33,295	2,015,679
DTE Energy Co.	10,455	948,059
Exelon Corp.	110,246	3,778,130
PG&E Corp.	57,485	3,453,699
Public Service Enterprise Group, Inc.	69,750	3,121,313
Total Utilities		14,063,599
Total Common Stocks (cost $160,407,520)		175,702,956

	Principal Amount
Short-Term Investments—3.1%
Repurchase Agreements—2.1%[2]
Cantor Fitzgerald Securities, Inc. dated 05/31/16, due 06/01/16, 0.34%, total to be received $1,000,009 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 06/15/16 - 04/20/66, totaling $1,020,000)	$1,000,000	1,000,000

	Principal Amount	Value
Deutsche Bank Securities, Inc., dated 05/31/16, due 06/01/16, 0.30%, total to be received $713,803 (collateralized by a U.S. Government Agency Obligation, 0.000% - 6.125%, 06/02/16 - 05/15/39, totaling $728,073)	$713,797	$713,797
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 05/31/16, due 06/01/16, 0.30%, total to be received $1,000,008 (collateralized by various U.S. Government Agency Obligations, 3.000% - 4.500%, 9/15/42 - 04/20/46, totaling $1,020,000)	1,000,000	1,000,000
Nomura Securities International, Inc., dated 05/31/16, due 06/01/16, 0.31%, total to be received $1,000,009 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.500%, 09/28/16 - 03/20/66, totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		3,713,797

	Shares
Other Investment Companies—1.0%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.37%	1,713,983	1,713,983
Total Short-Term Investments (cost $5,427,780)		5,427,780
Total Investments—102.3% (cost $165,835,300)		181,130,736
Other Assets, less Liabilities—(2.3)%		(4,084,470)
Net Assets—100.0%		$177,046,266

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At May 31, 2016, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Systematic Large Cap Value Fund	$39,280,608	$4,911,486	$(1,158,193)	$3,753,293
AMG Systematic Mid Cap Value Fund	177,385,061	8,133,226	(4,387,551)	3,745,675

*	Non-income producing security.
[1]	Some or all of these securities were out on loan to various brokers as of May 31, 2016, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Systematic Large Cap Value Fund	$602,336	1.4%
AMG Systematic Mid Cap Value Fund	3,630,679	2.1%

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the May 31, 2016, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager for the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and

Notes to Schedules of Portfolio Investments (continued)

refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following tables summarizes the inputs used to value the Funds’ investments by the fair value hierarchy levels as of May 31, 2016:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Systematic Large Cap Value Fund
Investments in Securities
Common Stocks†	$41,848,774	—	—	$41,848,774
Short-Term Investments
Repurchase Agreements	—	$618,732	—	618,732
Other Investment Companies	566,395	—	—	566,395

Total Investments in Securities	$42,415,169	$618,732	—	$43,033,901

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Systematic Mid Cap Value Fund
Investments in Securities
Common Stocks†	$175,702,956	—	—	$175,702,956
Short-Term Investments
Repurchase Agreements	—	$3,713,797	—	3,713,797
Other Investment Companies	1,713,983	—	—	1,713,983

Total Investments in Securities	$177,416,939	$3,713,797	—	$181,130,736

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of May 31, 2016, the Funds had no transfers between levels from the beginning of the reporting period.

Notes to Schedules of Portfolio Investments (continued)

INVESTMENT DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: July 11, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: July 11, 2016

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date: July 11, 2016